Financial Instruments and Financial Risk Management - Summary of Notional Amounts of Outstanding Foreign Currency Derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Oct. 20, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Notional	$ 597,247	$ 400,000	$ 1,616,383
Foreign Currency Derivatives
Disclosure Of Financial Instruments [Line Items]
Notional	397,247		1,616,383
Interest Rate Swap [Member]
Disclosure Of Financial Instruments [Line Items]
Notional	$ 200,000		$ 0